Asset Retirement Obligations (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Balance as of December 31, 2018	$ 679
Revisions in estimates for current obligations(a)	27
Additions	9
Spending for current obligations	(33)
Accretion	46
Balance as of December 31, 2019	728
Nuclear Decommission
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Balance as of December 31, 2018	282
Revisions in estimates for current obligations(a)	0
Additions	0
Spending for current obligations	0
Accretion	16
Balance as of December 31, 2019	298
Other
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Balance as of December 31, 2018	397
Revisions in estimates for current obligations(a)	27
Additions	9
Spending for current obligations	(33)
Accretion	30
Balance as of December 31, 2019	$ 430